FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities subject to offsetting [Abstract]
Gross amounts of recognized financial liabilities	S/ 9,291,694	S/ 9,880,183
Net amounts of financial liabilities presented in the consolidated statement of financial position	9,291,694	9,880,183
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(5,801,798)	(7,003,186)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(281,565)	(1,478,061)
Net amount	3,208,331	1,398,936
Receivables from derivatives
Financial liabilities subject to offsetting [Abstract]
Gross amounts of recognized financial liabilities	1,047,907	819,473
Net amounts of financial liabilities presented in the consolidated statement of financial position	1,047,907	819,473
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(499,494)	(310,932)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(275,272)	(1,115,338)
Net amount	273,141	(606,797)
Payables on repurchase agreements and securities lending
Financial liabilities subject to offsetting [Abstract]
Gross amounts of recognized financial liabilities	8,243,787	9,060,710
Net amounts of financial liabilities presented in the consolidated statement of financial position	8,243,787	9,060,710
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(5,302,304)	(6,692,254)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(6,293)	(362,723)
Net amount	S/ 2,935,190	S/ 2,005,733